                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Digital Century Capital, LLC
Address: 660 Madison Avenue
         14th Floor
         New York, New York 10021



Form 13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rajiv J. Chaudhri
Title:   Managing Member

Phone:   (212) 821-1809

Signature, Place, and Date of Signing:

    /s/ Rajiv J. Chaudhri    New York, New York  August 13, 2001
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     $322,226
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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
                                                            FORM 13F
                                                          June 30, 2001
  COLUMN 1           COLUMN 2  COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8

                                                          SHRS
                     TITLE                  MARKET        OR      SH/ PUT    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS  CUSIP        VALUE         PRN AMT PRN CALL   DISCRETION     MGRS    SOLE    SHARED    NONE
--------------       --------  -----        -------       ------  --------   ----------     ----    ----------------------
America On Line      Common   02364J104   $51,887,000    979,000  SH         Sole                   979,000
BEA Systems          Common   073325102   $14,126,600    460,000  SH         Sole                   460,000
Brocade              Common   111621108   $13,068,000    297,000  SH         Sole                   297,000
Ciena Corp.          Common   171779101   $11,020,000    290,000  SH         Sole                   290,000
Cisco                Common   17275R102   $13,013,000    715,000  SH         Sole                   715,000
eBay                 Common   278642103   $69,380,370  1,013,000  SH         Sole                 1,013,000
Exodus               Common   302088109    $4,338,360  2,106,000  SH         Sole                 2,106,000
Globespan            Common   379571102   $13,256,800    908,000  SH         Sole                   908,000
Kana Communications
  Inc                Common   483600102    $4,514,520  2,213,000  SH         Sole                 2,213,000
Linear Technology    Common   535678106   $11,373,384    257,200  SH         Sole                   257,200
Manugistics Group
  Inc.               Common   565011103   $13,779,900    549,000  SH         Sole                   549,000
Mcdata               Common   580031102    $2,970,000    135,000  SH         Sole                   135,000
Micromuse            Common   595094103    $2,100,000     75,000  SH         Sole                    75,000
Maxim                Common   57772K101    $9,903,040    224,000  SH         Sole                   224,000
Niku Corp.           Common   654113109    $3,000,000  3,000,000  SH         Sole                 3,000,000
Retek Corp.          Common   76128Q109   $12,128,820    253,000  SH         Sole                   253,000
Research in Motion   Common   760975102    $8,481,750    263,000  SH         Sole                   263,000
Vignette             Common   926734104   $10,564,170  1,191,000  SH         Sole                 1,191,000
Verisign             Common   92343E102  $16,980,000     283,000  SH         Sole                   283,000
Veritas              Common   923436109   $19,860,225    298,650  SH         Sole                   298,650
Yahoo                Common   984332106   $16,480,000    824,000  SH         Sole                   824,000


211:
















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